Consolidated Balance Sheets Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 79,792	$ 135,310	$ 26,190
Marketable securities	49,671	0
Accounts receivable, net of allowances of $1,691, $706 and $374 at June 30, 2020, December 31, 2019 and 2018, respectively	14,089	11,099	10,551
Deferred commissions	6,715	5,574	3,634
Prepaid expenses and other assets	4,157	5,050	2,507
Total current assets	154,424	157,033	42,882
Property and equipment, net	13,410	13,529	15,524
Deferred commissions, net of current portion	6,367	5,505	4,087
Operating lease, right-of-use asset	10,443	5,618
Goodwill	2,299	2,299	2,299
Intangible assets, net	4,769	5,482	7,014
Other assets, net	124	125	39
Total assets	191,836	189,591	71,845
Current liabilities
Accounts payable	2,228	2,049	1,784
Deferred revenue	35,264	29,566	21,150
Operating lease liability	1,941	2,331
Accrued wages and payroll related benefits	4,456	4,053	3,735
Accrued expenses and other	5,823	5,057	4,402
Total current liabilities	49,712	43,056	31,071
Deferred rent, net of current portion			14,651
Deferred revenue, net of current portion	201	209	390
Operating lease liability, net of current portion	22,889	18,196	0
Total liabilities	72,802	61,461	46,112
Commitments and contingencies (Note 10)
Stockholders’ (deficit)/equity
Preferred stock		0	0
Common stock		0	1
Additional paid-in capital	280,104	263,943	1,844
Treasury stock, at cost	(26,905)	(20,430)	(10,507)
Accumulated deficit	(134,170)	(115,388)	(68,581)
Total stockholders’ equity	119,034	128,130	25,733
Total liabilities and stockholders’ equity	191,836	189,591	71,845
Series A convertible preferred stock
Stockholders’ (deficit)/equity
Preferred stock		0	448
Series A-1 convertible preferred stock
Stockholders’ (deficit)/equity
Preferred stock		0	800
Series B convertible preferred stock
Stockholders’ (deficit)/equity
Preferred stock		0	9,961
Series B-1 convertible preferred stock
Stockholders’ (deficit)/equity
Preferred stock		0	9,663
Series C convertible preferred stock
Stockholders’ (deficit)/equity
Preferred stock		0	41,799
Series D convertible preferred stock
Stockholders’ (deficit)/equity
Preferred stock		0	40,305
Class A common stock
Stockholders’ (deficit)/equity
Common stock	4	4	0
Class B common stock
Stockholders’ (deficit)/equity
Common stock	$ 1	$ 1	$ 0